Derivatives - Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries (Details) number in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 27,619,214	$ 33,819,683
Nominal contract amount of hedging instruments	208,905	193,240
Fair value of trading assets	$ 283,071	$ 255,998
Fair value of hedging assets	1,663	1,538
Fair value of derivative assets	242,995	207,825
Fair value of trading liabilities	278,465	252,632
Fair value of hedging liabilities	2,771	2,914
Fair value of derivative liabilities	239,497	205,835
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 8,207,629	$ 7,552,462
Nominal contract amount of hedging instruments	31,899	29,969
Fair value of trading assets	$ 84,083	$ 85,959
Fair value of hedging assets	455	458
Fair value of trading liabilities	84,498	82,494
Fair value of hedging liabilities	740	653
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 17,895,349	$ 24,589,916
Nominal contract amount of hedging instruments	177,006	163,271
Fair value of trading assets	$ 183,668	$ 155,293
Fair value of hedging assets	1,208	1,080
Fair value of trading liabilities	175,095	154,257
Fair value of hedging liabilities	$ 2,031	2,261
HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	36,769
Fair value of derivative assets	$ 2,002	707
Fair value of derivative liabilities	$ 2,021	$ 2,159
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	122,753	123,551
Fair value of hedging assets	$ 1,056	$ 915
Fair value of hedging liabilities	$ 2,208	2,123
Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal contract amount of hedging instruments	122,753
Fair value hedges | HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 73,917	$ 60,682
Nominal contract amount of hedging instruments	36,769	39,538
Fair value of trading assets	$ 596	$ 490
Fair value of hedging assets	1,406	217
Fair value of derivative assets	2,002	707
Fair value of trading liabilities	1,838	1,166
Fair value of hedging liabilities	183	993
Fair value of derivative liabilities	2,021	2,159
Fair value hedges | HSBC Holdings | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 24,980	$ 16,623
Nominal contract amount of hedging instruments	0	1,120
Fair value of trading assets	$ 161	$ 207
Fair value of hedging assets	0	0
Fair value of derivative assets	161	207
Fair value of trading liabilities	766	628
Fair value of hedging liabilities	0	155
Fair value of derivative liabilities	766	783
Fair value hedges | HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 48,937	$ 44,059
Nominal contract amount of hedging instruments	36,769	38,418
Fair value of trading assets	$ 435	$ 283
Fair value of hedging assets	1,406	217
Fair value of derivative assets	1,841	500
Fair value of trading liabilities	1,072	538
Fair value of hedging liabilities	183	838
Fair value of derivative liabilities	$ 1,255	$ 1,376